Note 7 - Capital Lease Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Capital Lease Obligations (Details) [Line Items]
Capital Leases, Income Statement, Amortization Expense	$ 44,000	$ 18,000
Furniture and Equipment [Member]
Note 7 - Capital Lease Obligations (Details) [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	$ 88,000	$ 64,000